Business Acquisitions	12 Months Ended
Jan. 02, 2016
Business Combinations [Abstract]
Business Acquisitions
BUSINESS ACQUISITIONS
On October 9, 2012, the Company acquired all of the outstanding equity interests of PLG as well as certain other assets. Consideration paid to acquire PLG was approximately $1,249.5 million in cash. PLG markets casual and athletic footwear, apparel and related accessories for adults and children under well-known brand names including Sperry®, Saucony®, Stride Rite® and Keds®. The Company accounted for the acquisition under the provisions of FASB ASC Topic 805, Business Combinations. The related assets acquired and liabilities assumed were recorded at fair value on the acquisition date. The operating results for PLG are included in the Company’s consolidated results of operations beginning October 9, 2012.
For fiscal 2014, the Company incurred $15.2 million of acquisition-related integration costs included within selling, general and administrative expenses within the Company’s consolidated statements of operations. These costs include other purchased services ($1.1 million), compensation expenses ($3.9 million) and other integration costs ($10.2 million). For fiscal 2013, the Company incurred $41.5 million of acquisition-related integration costs included within selling, general and administrative expenses within the Company’s consolidated statements of operations. These costs include compensation expenses ($26.2 million), other purchased services ($10.6 million), amortization expense related to short-lived intangible assets ($2.4 million) and professional and legal fees ($2.3 million).